Federated Hermes Municipal Ultrashort Fund
Portfolio of Investments
June 30, 2024 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—80.4%
		Alabama—6.3%
$ 5,000,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, Mandatory Tender 12/1/2025	$ 5,002,714
1,000,000	[1]	Black Belt Energy Gas District, AL, Gas Revenue Bonds (Series 2022B-1), (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 10/1/2027	1,003,061
25,500,000	[2]	Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No.7 (Series 2021C-2) FRNs, (Goldman Sachs Group, Inc. GTD), 4.230% (SIFMA 7-day +0.350%), Mandatory Tender 12/1/2026	25,143,365
1,250,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2025	1,270,132
1,750,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2026	1,802,521
1,250,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2027	1,305,884
25,000,000		Mobile, AL IDB (Alabama Power Co.), Pollution Control Revenue Bonds (Series 2007B), 3.920%, Mandatory Tender 6/2/2026	25,088,760
3,650,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2019A), 2.000%, Mandatory Tender 10/1/2024	3,623,547
5,250,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2020A), 1.375%, Mandatory Tender 6/16/2025	5,121,177
		TOTAL	69,361,161
		Arizona—1.6%
630,000	[2]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, (United States Treasury PRF 11/4/2025@100), 4.130% (SIFMA 7-day +0.250%), 1/1/2046	630,212
3,870,000	[2]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, 4.130% (SIFMA 7-day +0.250%), Mandatory Tender 11/4/2026	3,830,934
1,000,000		Arizona State IDA (TWG Glendale LP), Unity at West Glendale Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 5.000%, Mandatory Tender 9/1/2026	1,017,452
2,500,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019), 4.000%, Mandatory Tender 6/1/2029	2,515,714
1,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017B), 3.750%, Mandatory Tender 3/31/2026	991,468
8,000,000		Maricopa County, AZ, IDA (Banner Health), Revenue Bonds (Series 2023A-1), 5.000%, Mandatory Tender 5/15/2026	8,195,016
		TOTAL	17,180,796
		Arkansas—0.3%
3,500,000		Arkansas Development Finance Authority (APP Fair Oaks Partners, LLLP), Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.550%, Mandatory Tender 6/1/2027	3,418,709
		California—4.7%
9,000,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021C) FRNs, 4.330% (SIFMA 7-day +0.450%), Mandatory Tender 4/1/2026	8,954,096
7,000,000	[2]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2021D) FRNs, 4.180% (SIFMA 7-day +0.300%), Mandatory Tender 4/1/2027	6,891,644
5,000,000		California Infrastructure & Economic Development Bank (Brightline West Passenger Rail Project), (Series 2020A), (United States Treasury GTD), 3.950%, Mandatory Tender 1/30/2025	5,001,017
6,750,000	[2]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021B) FRNs, 4.580% (SIFMA 7-day +0.700%), Mandatory Tender 6/1/2026	6,723,971
5,000,000		California Municipal Finance Authority (Republic Services, Inc.), (Series 2021A), 4.000%, Mandatory Tender 10/1/2024	5,000,103
9,000,000		California Pollution Control Financing Authority (Republic Services, Inc.), (Series 2023), 4.125%, Mandatory Tender 8/15/2024	8,994,641
9,300,000		San Diego, CA Housing Authority (Bernardo Family Housing, LP), SkyLINE Multifamily Housing Revenue Bonds (Series 2023B), (United States Treasury GTD), 5.000%, Mandatory Tender 11/1/2026	9,518,076
		TOTAL	51,083,548
		Colorado—1.9%
3,100,000		Colorado Housing and Finance Authority (OPG Eagle Point Partners, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.500%, Mandatory Tender 11/1/2026	3,093,010
4,860,000	[2]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2022D) FRNs, 4.750% (SIFMA 7-day +0.870%), 12/1/2025	4,860,646

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$ 6,000,000	[2]	Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2022D) FRNs, 4.430% (SIFMA 7-day +0.550%), Mandatory Tender 8/17/2026	$ 5,969,714
4,000,000	[2]	E-470 Public Highway Authority, CO, Senior Revenue SOFR Index Term Rate Bonds (Series 2021B) FRNs, 3.928% (SOFR x 0.67 +0.350%), Mandatory Tender 9/1/2024	3,998,348
2,500,000	[2]	E-470 Public Highway Authority, CO, Senior Revenue SOFR Index Term Rate Bonds (Series 2024B) FRNs, 4.328%, Mandatory Tender 9/1/2026	2,500,376
		TOTAL	20,422,094
		Connecticut—0.3%
3,000,000		Connecticut State Health & Educational Facilities (Yale University), Revenue Bonds (Series 2017C-2), 2.800%, Mandatory Tender 2/3/2026	2,957,747
		Florida—1.7%
3,500,000		Broward County, FL HFA (St. Joseph Manor II, LLLP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 3.500%, Mandatory Tender 4/1/2026	3,468,776
775,000		Escambia County, FL (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B), 2.000%, Mandatory Tender 10/1/2024	769,383
2,500,000		Lee County, FL HFA (Aria Landings), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 3.550%, Mandatory Tender 8/1/2025	2,479,095
11,500,000	[2]	Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2018B) FRNs, 4.465% (SIFMA 7-day +0.375%), Mandatory Tender 7/1/2024	11,499,087
		TOTAL	18,216,341
		Georgia—3.4%
5,750,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994), 3.700%, Mandatory Tender 6/13/2028	5,795,648
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 1996), 3.875%, Mandatory Tender 3/6/2026	3,010,147
5,650,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 2012), 2.875%, Mandatory Tender 8/19/2025	5,567,574
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 2013), 3.375%, Mandatory Tender 3/12/2027	2,976,868
5,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Second Series 2008), 3.375%, Mandatory Tender 3/12/2027	4,961,447
6,495,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021A), (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 9/1/2027	6,521,529
1,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2022A), (Citigroup, Inc. GTD), 4.000%, 12/1/2025	994,345
350,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 3/1/2026	354,412
400,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 3/1/2027	407,866
700,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 3/1/2028	719,181
265,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 9/1/2026	269,522
425,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 9/1/2027	435,284
3,500,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project Pollution Control Revenue Bonds (First Series 2013), 3.875%, Mandatory Tender 3/6/2026	3,511,838
1,750,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project Pollution Control Revenue Bonds (Second Series 2009), 3.875%, Mandatory Tender 3/6/2026	1,755,919
		TOTAL	37,281,580
		Illinois—2.4%
3,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2025	3,014,415
3,500,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2026	3,560,228
2,000,000		Illinois Housing Development Authority (6900 Crandon LIHTC, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2026	2,025,200
2,170,000		Illinois Housing Development Authority (South Shore HHDC LIHTC, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2026	2,197,342

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$ 3,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2025	$ 3,040,776
3,500,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2026	3,596,174
5,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2027	5,205,399
1,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.000%, 5/1/2026	1,025,034
1,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.000%, 5/1/2027	1,038,618
2,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.000%, 5/1/2028	2,106,404
		TOTAL	26,809,590
		Indiana—1.2%
6,195,000	[2]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 4.180% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	6,106,806
7,000,000		Indiana State Finance Authority (Republic Services, Inc.), (Series 2010A), 4.200%, Mandatory Tender 9/3/2024	7,002,874
		TOTAL	13,109,680
		Iowa—0.3%
3,500,000	[2]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 4.288% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	3,285,493
		Kentucky—4.8%
3,000,000		Kentucky Economic Development Finance Authority (Republic Services, Inc.), (Series A), 4.200%, Mandatory Tender 9/3/2024	3,001,242
7,795,000		Kentucky Housing Corp. (Beecher IV, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 9/1/2026	7,932,619
20,000,000		Knott County, KY, (Series 2024), (United States Treasury COL), 4.000%, Mandatory Tender 4/1/2025	19,975,288
13,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B), (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	13,032,054
3,250,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2023A), 3.900%, 11/1/2025	3,233,034
5,000,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2024A), 3.700%, 5/1/2027	4,997,898
		TOTAL	52,172,135
		Louisiana—2.8%
3,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (East Baton Rouge Sewerage Commission), Subordinate Lien Multi-Modal Revenue Refunding Bonds (Series 2020B), 0.875%, Mandatory Tender 2/1/2025	2,946,431
2,600,000		Louisiana State Housing Corporation (Benoit Townhomes, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.750%, Mandatory Tender 8/1/2026	2,597,958
8,000,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2007B-1B), 4.200%, Mandatory Tender 10/1/2025	8,002,910
2,500,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2007B-2A), 4.200%, Mandatory Tender 10/1/2026	2,525,699
8,885,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-1), 2.125%, Mandatory Tender 7/1/2024	8,885,000
5,500,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1), 4.050%, Mandatory Tender 7/1/2026	5,500,000
		TOTAL	30,457,998
		Massachusetts—0.3%
3,250,000	[2]	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2019T-1) FRNs, 4.480% (SIFMA 7-day +0.600%), Mandatory Tender 1/29/2026	3,240,001
		Michigan—0.3%
3,125,000	[2]	Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022C) FRNs, 4.630% (SIFMA 7-day +0.750%), Mandatory Tender 4/15/2027	3,125,052
		Missouri—0.6%
6,300,000		Kansas City, MO Planned Industrial Expansion Authority (The Depot on Old Santa Fe, LP), The Depot on Old Santa Fe Apartments Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	6,449,074
		Nevada—1.5%
2,000,000		Clark County, NV (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017), 3.750%, Mandatory Tender 3/1/2026	1,982,937
2,500,000		Director of the State of Nevada Department of Business and Industry (Brightline West Passenger Rail Project), (Series 2020A), (United States Treasury GTD), 4.000%, Mandatory Tender 1/30/2025	2,500,603

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Nevada—continued
$ 2,800,000	Director of the State of Nevada Department of Business and Industry (Republic Services, Inc.), Solid Waste Disposal Revenue Bonds (Series 2001), 4.150%, Mandatory Tender 12/2/2024	$ 2,802,192
7,000,000	Humboldt County, NV (Idaho Power Co.), Pollution Control Revenue Refunding Bonds (Series 2003), 1.450%, 12/1/2024	6,901,726
1,000,000	Washoe County, NV (Sierra Pacific Power Co.), Gas and Water Facilities Refunding Revenue Bonds (Series 2016B), 3.625%, Mandatory Tender 10/1/2029	994,661
1,000,000	Washoe County, NV (Sierra Pacific Power Co.), Water Facilities Refunding Revenue Bonds (Series 2016G), 3.625%, Mandatory Tender 10/1/2029	994,661
	TOTAL	16,176,780
	New Hampshire—0.7%
1,500,000	National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-1), 2.150%, Mandatory Tender 7/1/2024	1,499,916
4,000,000	National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-3), 2.150%, Mandatory Tender 7/1/2024	3,999,750
2,000,000	National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-4), 2.150%, Mandatory Tender 7/1/2024	1,999,875
	TOTAL	7,499,541
	New Jersey—6.3%
9,000,000	Belleville, NJ BANs, 5.000%, 7/10/2024	9,001,438
20,000,000	Belleville, NJ BANs, 5.000%, 7/8/2025	20,157,934
4,000,000	Camden County, NJ Improvement Authority (Northgate Preservation Urban Renewal, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 3/1/2026	4,068,128
4,238,130	Haledon, NJ BANs, 4.500%, 9/27/2024	4,241,899
2,400,000	Harvey Cedars, NJ BANs, 5.000%, 4/30/2025	2,408,672
3,000,000	Jersey City, NJ Municipal Utilities Authority BANs, 5.000%, 5/1/2025	3,024,786
5,000,000	New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2023RRR), 5.000%, 3/1/2025	5,042,804
3,100,000	New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020E), 0.850%, 12/1/2025	2,901,790
2,665,000	New Jersey Housing & Mortgage Finance Agency (Hamilton Square Urban Renewal LLC), Multifamily Conduit Revenue Bonds (Series 2023B), (United States Treasury GTD), 4.080%, Mandatory Tender 12/1/2025	2,670,757
4,000,000	New Jersey Housing & Mortgage Finance Agency (New Center City Apartments Urban Renewal, LLC), Multifamily Conduit Revenue Bonds (Series 2023-C), (United States Treasury COL), 5.000%, 6/1/2025	4,027,745
3,170,000	New Jersey Housing & Mortgage Finance Agency (New Irvine Turner Apartments Urban Renewal, LLC), Multifamily Conduit Revenue Bonds (Series 2024C), (United States Treasury GTD), 3.670%, 2/1/2026	3,145,393
2,210,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 5.000%, 6/15/2025	2,239,249
4,000,000	Paramus, NJ BANs, 4.250%, 6/13/2025	4,006,848
2,000,000	Winslow Township, NJ, (Series A) BANs, 4.000%, 9/12/2024	1,999,377
	TOTAL	68,936,820
	New Mexico—1.4%
4,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010C), 3.875%, Mandatory Tender 6/1/2029	4,023,386
3,000,000	New Mexico Mortgage Finance Authority (JLG NM ABQ 2023, LLLP), Mountain View I & II Apartments Project Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 9/1/2025	3,021,752
4,500,000	New Mexico Mortgage Finance Authority (JLG NM SAF 2023, LLLP), Santa Fe Apartments and Sangre De Cristo Project Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 6/1/2025	4,508,758
4,000,000	New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2019B), 5.000%, Mandatory Tender 8/1/2025	4,051,290
	TOTAL	15,605,186
	New York—3.9%
5,000,000	Bolivar-Richburg, NY CSD BANs, 4.250%, 6/26/2025	5,009,625
2,000,000	Monroe County, NY IDA (Andrews Terrace Community Partners, LP), Multifamily Housing Revenue Bonds (Series 2023B-2), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	2,051,122
7,500,000	New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-2), 3.700%, Mandatory Tender 7/3/2028	7,535,638
2,250,000	New York City, NY, UT GO Bonds (Fiscal 2023 Series C), 5.000%, 8/1/2025	2,291,041

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$ 1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2024	$ 1,004,465
8,000,000		Newburgh, NY BANs, 4.450%, 8/9/2024	8,000,627
11,000,000		Norwich, NY City School District BANs, 4.250%, 6/26/2025	11,028,501
5,290,000		Wheatland Chili CSD, NY BANs, 4.500%, 6/26/2025	5,318,294
		TOTAL	42,239,313
		North Carolina—2.3%
2,950,000		Asheville, NC Housing Authority (Vanderbilt TC2 Senior Housing LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 11/1/2025	2,983,185
4,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Variable Rate Health Care Revenue Bonds (Series 2018E), 0.800%, Mandatory Tender 10/31/2025	3,854,968
3,500,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Variable Rate Health Care Revenue Bonds (Series 2021B), 5.000%, Mandatory Tender 12/2/2024	3,519,992
850,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019B), 2.000%, Mandatory Tender 10/1/2024	843,840
1,000,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2020A), 1.375%, Mandatory Tender 6/16/2025	975,462
13,635,000	[2]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (SOFR Floating Rate Note) (Series 2019B) FRNs, 4.228% (SOFR x 0.67 +0.650%), Mandatory Tender 6/1/2025	13,641,733
		TOTAL	25,819,180
		Ohio—3.4%
4,350,000		Cuyahoga, OH Metropolitan Housing Authority (Wade Park Apartments), Multifamily Housing Revenue Bonds (Series 2022), (United States Treasury COL), 4.750%, Mandatory Tender 12/1/2025	4,375,301
6,100,000		Glenwillow Village, OH BANs, 4.625%, 7/10/2025	6,129,207
18,425,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	18,525,516
2,917,000		Ohio HFA (Riverview San Marco, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 8/1/2025	2,941,526
2,665,000		Ohio HFA (Thornwood Commons Homes, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 12/1/2025	2,695,405
2,500,000		Ohio State Hospital Revenue (Cleveland Clinic), Hospital Revenue Bonds (Series 2019C), 2.750%, Mandatory Tender 5/1/2028	2,412,387
		TOTAL	37,079,342
		Oregon—0.1%
820,000		Multnomah County, OR Hospital Facilities Authority (Terwilliger Plaza, Inc.), Parkview Project TEMPS-65 Revenue and Refunding Bonds (Series 2021B-1), 1.200%, 6/1/2028	734,751
		Pennsylvania—3.7%
5,500,000	[2]	Allegheny County, PA Higher Education Building Authority (Carnegie Mellon University), Revenue Bonds (Series 2022A) FRNs, 4.028% (SOFR x 0.70 +0.290%), Mandatory Tender 8/1/2027	5,423,053
2,480,000	[2]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021A) FRNs, 3.928% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	2,451,023
3,245,000	[2]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2021B) FRNs, 3.928% (SOFR x 0.67 +0.350%), Mandatory Tender 11/1/2025	3,207,084
15,000,000	[2]	Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 2022C) FRNs, 4.068% (SOFR x 0.67 +0.490%), Mandatory Tender 3/1/2027	14,899,109
9,410,000	[2]	Lehigh County, PA General Purpose Authority (Muhlenberg College), College Revenue Bonds (Series 2019) FRNs, 4.460% (SIFMA 7-day +0.580%), Mandatory Tender 11/1/2024	9,407,299
4,900,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), 0.580%, Mandatory Tender 8/1/2024	4,883,318
		TOTAL	40,270,886
		Tennessee—3.3%
2,000,000		Chattanooga, TN Health, Educational & Housing Facility Board (DGA Shallowford, LC), Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.800%, Mandatory Tender 12/1/2026	2,002,773
3,000,000		Johnson City, TN Health & Education Facilities Board (Roan Hill, LP), Tapestry at Roan Hill Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.600%, Mandatory Tender 12/1/2026	2,946,378
3,500,000		Knoxville, TN Community Development Corp. (Austin Homes 1B), (Series 2021), 4.250%, 10/1/2024	3,502,167

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—continued
$ 5,000,000		Knoxville, TN Community Development Corp. (DGA Grosvenor Square LP), Collateralized Multifamily Housing Bonds (Series 2022), (United States Treasury GTD), 4.000%, Mandatory Tender 6/1/2026	$ 5,004,232
1,750,000		Knoxville, TN Community Development Corp. (DGA Holston LP), Willow Place Collateralized Multifamily Housing Bonds (Series 2022), (United States Treasury GTD), 3.750%, Mandatory Tender 6/1/2026	1,732,148
700,000		Knoxville, TN Community Development Corp. (DGA Holston LP), Willow Place Collateralized Multifamily Housing Bonds (Series 2022), (United States Treasury GTD), 3.750%, Mandatory Tender 6/1/2026	693,047
4,500,000		Memphis, TN Health, Educational and Housing Facility Board (APP Greenbriar Partners, LLLP), Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.550%, Mandatory Tender 6/1/2027	4,385,033
3,000,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (301 Ben Allen LP), Multifamily Housing Revenue Bonds (Series 2022B), (United States Treasury COL), 3.850%, Mandatory Tender 2/1/2026	2,994,128
7,200,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	7,224,090
5,000,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2024A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 12/1/2029	5,255,060
		TOTAL	35,739,056
		Texas—11.5%
3,400,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2024	3,411,382
1,500,000		Boerne, TX Independent School District, UT GO School Building Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 2/1/2028	1,536,122
4,000,000		Clear Creek, TX Independent School District, Variable Rate UT GO School Building Bonds (Series 2013B), (Texas Permanent School Fund Guarantee Program GTD), 0.280%, Mandatory Tender 8/15/2024	3,983,258
3,500,000		Denton County, TX HFA (THF Pathway on Woodrow, LP), Multifamily Housing Revenue Bonds (Series 2022), (United States Treasury COL), 5.000%, Mandatory Tender 2/1/2025	3,516,482
1,760,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B), (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	1,756,953
2,705,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B), (United States Treasury PRF 8/1/2024@100), 1.750%, Mandatory Tender 8/1/2024	2,700,317
20,000,000		Ector County, TX Independent School District, UT GO School Building Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2027	20,308,382
12,000,000	[1]	Fort Bend, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/1/2027	12,166,093
3,840,000		Fort Bend, TX Independent School District, Variable Rate UT School Building and Refunding Bonds (Series 2020B), (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	3,718,797
2,750,000	[2]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2022C) FRNs, 4.730% (SIFMA 7-day +0.850%), Mandatory Tender 12/1/2026	2,740,907
4,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Medical Center), Revenue Bonds (Series 2020A), 0.900%, Mandatory Tender 5/15/2025	3,876,992
3,700,000		Houston, TX Housing Finance Corp. (Cordova Apartments, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.650%, Mandatory Tender 2/1/2028	3,695,841
850,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2023), 5.000%, 3/1/2025	858,872
1,000,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2023), 5.000%, 3/1/2026	1,027,725
925,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2023), 5.000%, 3/1/2028	981,919
5,325,000		North East, TX Independent School District, UT GO Refunding Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 3.750%, Mandatory Tender 8/1/2027	5,341,571
7,500,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2023A), 5.000%, 1/1/2026	7,689,899
6,500,000		Northside, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 3.450%, Mandatory Tender 8/1/2027	6,497,633
14,985,000		Ponder, TX Independent School District, Variable Rate UT School Building Bonds (Series 2021), (Texas Permanent School Fund Guarantee Program GTD), 0.750%, Mandatory Tender 8/15/2024	14,922,667
3,370,000	[2]	San Antonio, TX Electric & Gas System, Junior Lien Revenue Refunding Bonds (Series 2022) FRNs, 4.750% (SIFMA 7-day +0.870%), Mandatory Tender 12/1/2025	3,365,554
2,500,000		Texas A & M University System Board of Regents, Revenue Financing System Bonds (Series 2024A), 5.000%, 5/15/2026	2,580,546
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2026	2,546,196
2,126,000		Texas State Affordable Housing Corp. (Eden Court Senior Housing LP), (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 4/1/2026	2,160,101
11,000,000		Texas State Department of Housing & Community Affairs (THF Park at Kirkstall Apartments, LP), Multifamily Housing Revenue Bonds (Series 2021), 0.650%, Mandatory Tender 12/1/2024	10,780,384

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 4,009,000		The Texas Home Collaborative (1518 Apartments Ltd), Multifamily Housing Revenue Bonds (Series 2023), 5.000%, Mandatory Tender 10/1/2026	$ 4,109,326
		TOTAL	126,273,919
		Virginia—4.0%
1,175,000		Harrisonburg, VA Redevelopment & Housing Authority (John Early Apartments), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 4.000%, Mandatory Tender 12/1/2025	1,176,256
1,650,000		Harrisonburg, VA Redevelopment & Housing Authority (Wesley Apartments), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 4.000%, Mandatory Tender 12/1/2026	1,653,409
5,500,000		Norfolk, VA Redevelopment and Housing Authority (Standard Braywood Manor Venture LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 5/1/2026	5,577,670
3,720,000		Northampton County and Towns, VA EDA (Myrtle Landing Renewal LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 4.500%, Mandatory Tender 4/1/2025	3,726,062
6,500,000		Southampton County, VA IDA (PRTI-Virginia One, LLC), Environmental Improvement Revenue Bonds (Series 2023), (United States Treasury COL), 4.875%, Mandatory Tender 12/12/2024	6,495,103
2,000,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds TEMPS-50 (Series 2023B-3), 5.375%, 9/1/2029	2,079,188
5,500,000		Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003), 3.800%, Mandatory Tender 10/1/2024	5,485,897
6,500,000		Virginia Small Business Financing Authority (Pure Salmon Virginia LLC), (Series 2022), (United States Treasury COL), 5.000%, Mandatory Tender 11/15/2024	6,500,811
5,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2009A), 0.750%, Mandatory Tender 9/2/2025	4,723,667
6,250,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2010A), 3.800%, Mandatory Tender 5/28/2027	6,267,336
		TOTAL	43,685,399
		Washington—2.3%
4,000,000		King County, WA Housing Authority, Affordable Housing Revenue Bonds Kirkland Heights Project (Series 2023A-1), 5.000%, 1/1/2028	4,068,037
5,000,000	[2]	King County, WA Sewer System, Junior Lien Revenue Bonds (Series 2021A) FRNs, 4.110% (SIFMA 7-day +0.230%), Mandatory Tender 1/1/2027	4,948,427
9,250,000	[2]	Seattle, WA (Seattle, WA Municipal Light & Power), Refunding Revenue Bonds (Series 2021B) FRNs, 4.130% (SIFMA 7-day +0.250%), Mandatory Tender 11/1/2026	9,039,747
2,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019B-1), 5.000%, Mandatory Tender 8/1/2024	2,501,077
4,801,000		Washington State Housing Finance Commission (Ardea TWG, LLLP), Ardea at Totem Lake Apartments Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2027	4,885,635
		TOTAL	25,442,923
		West Virginia—1.3%
8,750,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Refunding Bonds (Series 2015A), 3.375%, Mandatory Tender 6/15/2028	8,601,091
5,500,000		West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Bonds (Series 2011A), 1.000%, Mandatory Tender 9/1/2025	5,239,208
		TOTAL	13,840,299
		Wisconsin—1.8%
7,500,000	[1]	Public Finance Authority (Duke Energy Progress LLC), Pollution Control Revenue Refunding Bonds (Series 2022A-1), 3.300%, Mandatory Tender 10/1/2026	7,395,710
4,500,000		Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health), Revenue Bonds (Series 2018B-2), 5.000%, Mandatory Tender 6/24/2026	4,600,272
7,500,000		Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), 5.000%, 8/1/2027	7,637,421
		TOTAL	19,633,403
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $881,635,233)	877,547,797
		SHORT-TERM MUNICIPALS—22.6%
		California—3.1%
16,775,000		Los Angeles, CA Multifamily Housing Revenue Bonds (CORE Related/ GALA Rentals, LP), SPEAR’s 3a-7 (Series DBE-8081) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.280%, 7/4/2024	16,775,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued
	California—continued
$ 7,300,000	Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 4.330%, 7/1/2024	$ 7,300,000
10,000,000	Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 4.280%, 7/4/2024	10,000,000
	TOTAL	34,075,000
	Florida—0.2%
1,700,000	Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.200%, 7/4/2024	1,700,000
	Idaho—0.5%
6,000,000	American Falls, ID Reservoir District (Idaho Power Co.), (Series 2000) Weekly VRDNs, 4.550%, 7/3/2024	6,000,000
	Kentucky—0.9%
4,400,000	Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 5.400%, 7/1/2024	4,400,000
5,095,000	Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 5.400%, 7/1/2024	5,095,000
	TOTAL	9,495,000
	Multi State—9.1%
23,800,000	Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 5.200%, 7/1/2024	23,800,000
20,800,000	Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 5.200%, 7/1/2024	20,800,000
28,800,000	Nuveen AMT-Free Municipal Credit Income Fund, (Series B) MuniFund Preferred Shares Weekly VRDPs, 4.330%, 7/1/2024	28,800,000
13,300,000	Nuveen AMT-Free Municipal Credit Income Fund, (Series C) MuniFund Preferred Shares Weekly VRDPs, 4.330%, 7/1/2024	13,300,000
12,400,000	Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 4.330%, 7/1/2024	12,400,000
	TOTAL	99,100,000
	New York—3.5%
10,000,000	Hempstead (town), NY IDA (Atria Tanglewood), SPEAR’s 3a-7 (Series DBE-8137) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.380%, 7/4/2024	10,000,000
10,000,000	Islip, NY IDA (FCD Bayshore LLC), SPEAR’s 3a-7 (Series DBE-8136) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.380%, 7/4/2024	10,000,000
10,000,000	New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 4.330%, 7/4/2024	10,000,000
500,000	Niagara County, NY IDA (OAHS Urban Park TC LLC), Mizuho 3a-7 (Series 2023-MIZ9126) Daily VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.920%, 7/1/2024	500,000
7,500,000	Westchester County, NY IDA (Ardsley Housing Associates LLC), SPEAR’s 3a-7 (Series DBE-8138) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 4.380%, 7/4/2024	7,500,000
	TOTAL	38,000,000
	Ohio—1.2%
8,500,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series B) VRENs, 4.200%, 7/1/2024	8,500,000
4,000,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series C) VRENs, 4.400%, 7/1/2024	4,000,000
500,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 4.200%, 7/4/2024	500,000
	TOTAL	13,000,000
	Oklahoma—0.8%
8,950,000	Oklahoma Development Finance Authority (INTEGRIS Obligated Group), R-Float (Series 2020B) Weekly VRENs, 4.520%, 7/1/2024	8,950,000
	Pennsylvania—0.6%
6,645,000	Central Bradford Progress Authority, PA (Guthrie Healthcare System, PA), R-Float (Series 2021D) Weekly VRENs, 4.500%, 7/4/2024	6,645,000
	Texas—2.7%
5,000,000	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), R-Float (Series 2024B) Weekly VRENs, 4.380%, 7/4/2024	5,000,000
400,000	Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Daily VRDNs, 5.400%, 7/1/2024	400,000
14,500,000	Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 4.270%, 7/3/2024	14,500,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued
	Texas—continued
$10,175,000	Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 4.250%, 7/3/2024	$ 10,175,000
	TOTAL	30,075,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $247,040,000)	247,040,000
	TOTAL INVESTMENT IN SECURITIES—103.0% (IDENTIFIED COST $1,128,675,233)	1,124,587,797
	OTHER ASSETS AND LIABILITIES - NET—(3.0%)[3]	(32,620,748)
	TOTAL NET ASSETS—100%	$1,091,967,049
Securities that are subject to the federal alternative minimum tax (AMT) represent 19.8% of the Fund’s portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2024, these restricted securities amounted to $20,564,864, which represented 1.9% of total net assets.

Additional information on restricted securities held at June 30, 2024, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Black Belt Energy Gas District, AL, Gas Revenue Bonds (Series 2022B-1), (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 10/1/2027	1/10/2023	$995,270	$1,003,061
Fort Bend, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/1/2027	5/31/2024	$12,093,437	$12,166,093
Public Finance Authority (Duke Energy Progress LLC), Pollution Control Revenue Refunding Bonds (Series 2022A-1), 3.300%, Mandatory Tender 10/1/2026	9/13/2022	$7,500,000	$7,395,710

2
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuationand Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CSD	—Central School District
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes